LEASED PROPERTIES (Tables)	12 Months Ended
Jan. 02, 2016
Minimum rental payments required under operating lease

At January 2, 2016, the Company had minimum rental payments required under operating and capital leases as follows:

	Minimum Rental Payments
Fiscal Year	Operating Leases	Capital Leases
2016	$3,336	$603
2017	2,819	277
2018	1,647	2
2019	784	—
2020	448	—
Thereafter	1,638	—

	$10,672	882

Less: amount representing interest		21

Present value of minimum lease payments under capital leases		$861

Schedule of rental expenses	Rental expense was as follows:

	Fiscal 2015	Fiscal 2014	Fiscal 2013
Real estate	$1,994	$1,795	$1,582
Cold storage	3,931	2,919	4,316
Equipment	4,107	3,278	3,023

Total	$10,032	$7,992	$8,921

Enid DC Transaction
Schedule of minimum rental payments required under capital lease

Future payments under the agreement are as follows as of January 2, 2016:

Fiscal Year	Required Payments
2016	$2,309
2017	2,332
2018	2,356
2019	2,379
2020	2,403
Thereafter	30,782

42,561
Less amounts representing interest:	18,324

$24,237

Capital Lease
Schedule of minimum rental payments required under capital lease

At January 2, 2016, the Company had minimum rental payments required under operating and capital leases as follows:

	Minimum Rental Payments
Fiscal Year	Operating Leases	Capital Leases
2016	$3,336	$603
2017	2,819	277
2018	1,647	2
2019	784	—
2020	448	—
Thereafter	1,638	—

	$10,672	882

Less: amount representing interest		21

Present value of minimum lease payments under capital leases		$861